Description of Organization and Business Operations (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	May 28, 2025	May 27, 2025	Aug. 22, 2024	Jan. 31, 2025	Oct. 31, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Dissolution expenses				$ 50,000
Cash				59,073	$ 220
Working capital deficit				$ 162,529	$ 145,981
Sponsor loan			$ 200,000
Additional loan						$ 500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		7,500,000		7,500,000
Sale of units per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,125,000	1,125,000		8,625,000
Sale of units per share	$ 10.00	$ 10.00		$ 10.00
Over-Allotment Option [Member] | Early Bird Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				8,625,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	22,500	276,250		276,250
Sale of units per share	$ 10.00	$ 10.00		$ 10.00
Private Placement [Member] | Early Bird Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				298,750